Long-Term Debt - Loan Movements (Table) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($)
Debt Instrument [Line Items]
Balance at January 1, 2015	$ 1,400,094
New Loans	700,534
Repaid	334,585
Balance at December 31, 2015	$ 1,766,043
Credit facility
Debt Instrument [Line Items]
Origination Date	2004
Original Amount	$ 179,384
Balance at January 1, 2015	80,690
New Loans	0
Repaid	10,555
Balance at December 31, 2015	$ 70,135
10-year term loan
Debt Instrument [Line Items]
Origination Date	2004
Original Amount	$ 71,250
Balance at January 1, 2015	22,657
New Loans	0
Repaid	22,657
Balance at December 31, 2015	$ 0
Credit facility
Debt Instrument [Line Items]
Origination Date	2005
Original Amount	$ 220,000
Balance at January 1, 2015	46,570
New Loans	0
Repaid	15,650
Balance at December 31, 2015	$ 30,920
Credit facility
Debt Instrument [Line Items]
Origination Date	2005
Original Amount	$ 220,000
Balance at January 1, 2015	47,127
New Loans	0
Repaid	47,127
Balance at December 31, 2015	$ 0
Credit facility
Debt Instrument [Line Items]
Origination Date	2006
Original Amount	$ 275,000
Balance at January 1, 2015	72,810
New Loans	0
Repaid	72,810
Balance at December 31, 2015	$ 0
Credit facility
Debt Instrument [Line Items]
Origination Date	2006
Original Amount	$ 371,010
Balance at January 1, 2015	191,010
New Loans	0
Repaid	20,000
Balance at December 31, 2015	$ 171,010
Credit facility
Debt Instrument [Line Items]
Origination Date	2006
Original Amount	$ 70,000
Balance at January 1, 2015	22,500
New Loans	0
Repaid	22,500
Balance at December 31, 2015	$ 0
Credit facility
Debt Instrument [Line Items]
Origination Date	2007
Original Amount	$ 120,000
Balance at January 1, 2015	77,500
New Loans	0
Repaid	5,000
Balance at December 31, 2015	$ 72,500
10-year term loan
Debt Instrument [Line Items]
Origination Date	2007
Original Amount	$ 88,350
Balance at January 1, 2015	49,710
New Loans	0
Repaid	5,520
Balance at December 31, 2015	$ 44,190
10-year term loan
Debt Instrument [Line Items]
Origination Date	2009
Original Amount	$ 38,600
Balance at January 1, 2015	22,344
New Loans	0
Repaid	2,234
Balance at December 31, 2015	$ 20,110
8-year term loan
Debt Instrument [Line Items]
Origination Date	2009
Original Amount	$ 40,000
Balance at January 1, 2015	24,016
New Loans	0
Repaid	2,664
Balance at December 31, 2015	$ 21,352
12 year term loan
Debt Instrument [Line Items]
Origination Date	2009
Original Amount	$ 40,000
Balance at January 1, 2015	26,250
New Loans	0
Repaid	2,500
Balance at December 31, 2015	$ 23,750
10-year term loan
Debt Instrument [Line Items]
Origination Date	2010
Original Amount	$ 39,000
Balance at January 1, 2015	24,700
New Loans	0
Repaid	2,600
Balance at December 31, 2015	$ 22,100
7-year term loan
Debt Instrument [Line Items]
Origination Date	2010
Original Amount	$ 70,000
Balance at January 1, 2015	46,800
New Loans	0
Repaid	4,640
Balance at December 31, 2015	$ 42,160
10-year term loan
Debt Instrument [Line Items]
Origination Date	2010
Original Amount	$ 43,924
Balance at January 1, 2015	27,835
New Loans	0
Repaid	3,218
Balance at December 31, 2015	$ 24,617
9-year term loan
Debt Instrument [Line Items]
Origination Date	2010
Original Amount	$ 42,100
Balance at January 1, 2015	29,100
New Loans	0
Repaid	2,600
Balance at December 31, 2015	$ 26,500
10-year term loan
Debt Instrument [Line Items]
Origination Date	2011
Original Amount	$ 48,000
Balance at January 1, 2015	33,600
New Loans	0
Repaid	3,200
Balance at December 31, 2015	$ 30,400
9-year term loan
Debt Instrument [Line Items]
Origination Date	2011
Original Amount	$ 48,650
Balance at January 1, 2015	35,677
New Loans	0
Repaid	3,243
Balance at December 31, 2015	$ 32,434
8-year term loan
Debt Instrument [Line Items]
Origination Date	2011
Original Amount	$ 73,600
Balance at January 1, 2015	61,333
New Loans	17,173
Repaid	4,906
Balance at December 31, 2015	$ 73,600
8-year term loan
Debt Instrument [Line Items]
Origination Date	2012
Original Amount	$ 73,600
Balance at January 1, 2015	62,100
New Loans	16,100
Repaid	4,600
Balance at December 31, 2015	$ 73,600
7-year term loan
Debt Instrument [Line Items]
Origination Date	2013
Original Amount	$ 18,000
Balance at January 1, 2015	15,195
New Loans	0
Repaid	1,620
Balance at December 31, 2015	$ 13,575
7-year term loan
Debt Instrument [Line Items]
Origination Date	2014
Original Amount	$ 42,000
Balance at January 1, 2015	39,200
New Loans	0
Repaid	2,800
Balance at December 31, 2015	$ 36,400
6-year term loan
Debt Instrument [Line Items]
Origination Date	2014
Original Amount	$ 193,239
Balance at January 1, 2015	51,220
New Loans	117,806
Repaid	1,200
Balance at December 31, 2015	$ 167,826
6-year term loan
Debt Instrument [Line Items]
Origination Date	2014
Original Amount	$ 39,000
Balance at January 1, 2015	36,400
New Loans	0
Repaid	2,600
Balance at December 31, 2015	$ 33,800
7-year term loan
Debt Instrument [Line Items]
Origination Date	2014
Original Amount	$ 40,400
Balance at January 1, 2015	5,172
New Loans	11,426
Repaid	0
Balance at December 31, 2015	$ 16,598
6-year term loan
Debt Instrument [Line Items]
Origination Date	2014
Original Amount	$ 78,744
Balance at January 1, 2015	15,516
New Loans	16,598
Repaid	0
Balance at December 31, 2015	$ 32,114
6-year term loan
Debt Instrument [Line Items]
Origination Date	2014
Original Amount	$ 39,954
Balance at January 1, 2015	5,172
New Loans	11,426
Repaid	0
Balance at December 31, 2015	$ 16,598
19-month term loan
Debt Instrument [Line Items]
Origination Date	2014
Original Amount	$ 52,195
Balance at January 1, 2015	52,195
New Loans	0
Repaid	52,195
Balance at December 31, 2015	$ 0
5-year term loan
Debt Instrument [Line Items]
Origination Date	2015
Original Amount	$ 35,190
Balance at January 1, 2015	16,423
New Loans	18,767
Repaid	0
Balance at December 31, 2015	$ 35,190
7-year term loan
Debt Instrument [Line Items]
Origination Date	2015
Original Amount	$ 35,190
Balance at January 1, 2015	11,730
New Loans	23,460
Repaid	0
Balance at December 31, 2015	$ 35,190
7-year term loan
Debt Instrument [Line Items]
Origination Date	2015
Original Amount	$ 39,900
Balance at January 1, 2015	39,900
New Loans	0
Repaid	3,627
Balance at December 31, 2015	$ 36,273
5-year term loan
Debt Instrument [Line Items]
Origination Date	2015
Original Amount	$ 82,775
Balance at January 1, 2015	51,625
New Loans	31,150
Repaid	5,173
Balance at December 31, 2015	$ 77,602
6-year term loan
Debt Instrument [Line Items]
Origination Date	2015
Original Amount	$ 46,217
Balance at January 1, 2015	46,217
New Loans	0
Repaid	4,622
Balance at December 31, 2015	$ 41,595
8-year term loan
Debt Instrument [Line Items]
Origination Date	2015
Original Amount	$ 73,500
Balance at January 1, 2015	9,800
New Loans	29,400
Repaid	0
Balance at December 31, 2015	$ 39,200
7-year term loan
Debt Instrument [Line Items]
Origination Date	2015
Original Amount	$ 44,800
Balance at January 1, 2015	0
New Loans	44,800
Repaid	1,600
Balance at December 31, 2015	$ 43,200
12-year term loan
Debt Instrument [Line Items]
Origination Date	2016
Original Amount	$ 309,824
Balance at January 1, 2015	0
New Loans	251,199
Repaid	0
Balance at December 31, 2015	$ 251,199
2&5-year term loan
Debt Instrument [Line Items]
Origination Date	2016
Original Amount	$ 60,000
Balance at January 1, 2015	0
New Loans	60,000
Repaid	0
Balance at December 31, 2015	$ 60,000
5-year term loan
Debt Instrument [Line Items]
Origination Date	2016
Original Amount	$ 33,104
Balance at January 1, 2015	0
New Loans	33,104
Repaid	924
Balance at December 31, 2015	$ 32,180
4-year term loan
Debt Instrument [Line Items]
Origination Date	2016
Original Amount	$ 18,125
Balance at January 1, 2015	0
New Loans	18,125
Repaid	0
Balance at December 31, 2015	$ 18,125